Note 24	12 Months Ended
Dec. 31, 2024
Provisions [abstract]
Disclosure of provisions [text block]	Provisions
The breakdown of the balance under this heading in the consolidated balance sheets, based on type of provisions, is as follows:

Provisions. Breakdown by concepts (Millions of Euros)
	Notes	2024	2023	2022
Provisions for pensions and similar obligations	25	2,348	2,571	2,632
Other long term employee benefits ⁽¹⁾	25	384	435	466
Provisions for taxes and other legal contingencies	7.1	791	696	685
Provisions for contingent risks and commitments	7.2.6	667	770	770
Other provisions ⁽²⁾		429	452	380
Total		4,619	4,924	4,933
(1) It included commitments undertaken under the collective layoff procedure that was carried out at Banco Bilbao Vizcaya Argentaria, S.A. in 2021.
(2) Individually non-significant provisions, for various concepts and corresponding to different geographical areas.
The change in provisions for pensions and similar obligations for the years ended December 31, 2024, 2023 and 2022 is as follows:

Provisions for pensions and other post-employment obligations for defined benefit plans, and other long term employee benefits. Changes over the year (Millions of Euros)
	Notes	2024	2023	2022 ⁽¹⁾
Balance at the beginning		3,006	3,098	4,208
Charges to income for the year		197	211	25
Interest expense and similar charges	25	138	133	75
Personnel expense		57	49	42
Provision expense		2	29	(92)
Charges (credits) to equity ⁽²⁾	25	132	314	(433)
Transfers and other changes		(49)	(37)	36
Benefit payments		(410)	(474)	(616)
Employer contributions		(143)	(106)	(120)
Balance at the end		2,732	3,006	3,098
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
(2) Correspond to actuarial losses (gains) arising from certain post-employment defined-benefit commitments for pensions recognized in “Equity” (see Note 2.2.13).

Provisions for taxes, legal contingencies and other provisions. Changes over the year (Millions of Euros)
	2024	2023	2022
Balance at beginning	1,148	1,065	990
Additions	370	651	417
Acquisition of subsidiaries	—	—	—
Unused amounts reversed during the year	(92)	(385)	(130)
Amount used and other variations	(206)	(183)	(211)
Balance at the end	1,220	1,148	1,065
Ongoing legal proceedings and litigation
The financial sector faces an environment of increased regulatory pressure and litigation. In this environment, the various Group entities are often subject to lawsuits and involved in individual or collective legal proceedings and litigation arising from their activity and operations, including proceedings arising from their lending activity, from their labor relations and from other commercial, regulatory or tax issues, as well as in arbitration.
On the basis of the information available, the Group considers that, as of December 31, 2024, the provisions made in relation to judicial proceedings and arbitrations, where so required, are adequate and reasonably cover the liabilities that might arise, if any, from such proceedings and arbitrations. Furthermore, on the basis of the information available and with the exceptions indicated in Note 7.1 "Risk factors", BBVA considers that the liabilities that may arise from the resolution of such proceedings will not have, individually, a significant adverse effect on the Group's business, financial situation or results of operations.